UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09205
                                                     ---------

                      Advantage Advisers Xanthus Fund, LLC
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
SHARES                                                                                               MARKET VALUE
                  COMMON STOCK - 125.77%
                    APPLICATIONS SOFTWARE - 4.08%
276,580                 Mercury Interactive Corp.*                                   (a)            $   13,104,360
162,920                 Salesforce.com, Inc.*                                        (a)                 2,442,171
                                                                                                    --------------
                                                                                                        15,546,531
                                                                                                    --------------
                    CASINO SERVICES - 2.33%
388,229                 Scientific Games Corp., Class A*                             (a)                 8,871,033
                                                                                                    --------------
                    CELLULAR TELECOMMUNICATIONS - 0.22%
51,850                  China Mobile Hong Kong, Ltd. - Sponsored ADR                                       850,858
                                                                                                    --------------
                    COMMERCIAL SERVICES - FINANCE - 1.15%
103,280                 iPayment, Inc.*                                              (a)                 4,358,416
                                                                                                    --------------
                    COMMUNICATIONS SOFTWARE - 0.47%
79,282                  InPhonic, Inc.*                                                                  1,800,891
                                                                                                    --------------
                    COMPUTERS - MEMORY DEVICES - 7.87%
815,440                 SanDisk Corp.*                                               (a)                22,669,232
374,261                 Seagate Technology*                                          (a)                 7,316,803
                                                                                                    --------------
                                                                                                        29,986,035
                                                                                                    --------------
                    COMPUTERS - PERIPHERAL EQUIPMENT - 0.13%
49,900                  TransAct Technologies, Inc.*                                                       499,499
                                                                                                    --------------
                    CONTAINERS - METAL / GLASS - 3.62%
548,440                 Owens - Illinois, Inc.*                                      (a)                13,787,782
                                                                                                    --------------
                    E-COMMERCE / SERVICES - 1.20%
120,793                 Ctrip.com International, Ltd. - Sponsored ADR*                                   4,572,015
                                                                                                    --------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.43%
324,060                 Jabil Circuit, Inc.*                                         (a)                 9,242,191
                                                                                                    --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 24.06%
2,356,160               ARM Holdings, Plc - Sponsored ADR                            (a)                14,136,960
669,837                 ATI Technologies, Inc.*                                      (a)                11,581,482
461,307                 Broadcom Corp., Class A*                                     (a)                13,802,306
528,880                 LSI Logic Corporation*                                       (a)                 2,956,439
366,151                 Monolithic Power Systems, Inc.*                                                  3,233,113
427,690                 National Semiconductor Corp.                                 (a)                 8,814,691
348,220                 Nvidia Corp.*                                                (a)                 8,273,707

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
SHARES                                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)

                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
190,820                 Portalplayer, Inc.*                                                         $    4,356,421
151,180                 Silicon Laboratories, Inc.*                                  (a)                 4,491,558
312,280                 Texas Instruments, Inc.                                      (a)                 7,960,017
412,505                 Xilinx, Inc.                                                                    12,057,521
                                                                                                    --------------
                                                                                                        91,664,215
                                                                                                    --------------
                    ELECTRONIC DESIGN AUTOMATION - 0.51%
163,700                 Magma Design Automation, Inc.*                               (a)                 1,943,119
                                                                                                    --------------
                    ENTERTAINMENT SOFTWARE - 7.80%
604,833                 Activision, Inc.*                                            (a)                 8,951,535
263,210                 Take-Two Interactive Software, Inc.*                         (a)                10,291,511
371,535                 THQ, Inc.*                                                   (a)                10,454,995
                                                                                                    --------------
                                                                                                        29,698,041
                                                                                                    --------------
                    FINANCE - OTHER SERVICES - 0.56%
190,102                 MarketAxess Holdings, Inc.*                                  (a)                 2,123,439
                                                                                                    --------------
                    IDENTIFICATION SYSTEMS / DEVICES - 0.82%
216,469                 Symbol Technologies, Inc.                                                        3,136,636
                                                                                                    --------------
                    INDEPENDENT POWER PRODUCER - 0.93%
103,700                 NRG Energy Inc.*                                             (a)                 3,541,355
                                                                                                    --------------
                    INDUSTRIAL AUDIO & VIDEO PRODUCTION - 3.07%
497,404                 Dolby Laboratories, Inc. Class A*                            (a)                11,688,994
                                                                                                    --------------
                    INTERNET CONTENT - ENTERTAINMENT - 0.16%
100,660                 Alloy, Inc.*                                                                       591,881
                                                                                                    --------------
                    INTERNET INFRASTRUCTURE SOFTWARE - 0.75%
234,271                 Openwave Systems, Inc.*                                      (a)                 2,855,763
                                                                                                    --------------
                    INTERNET SECURITY - 3.50%
465,030                 VeriSign, Inc.*                                              (a)                13,346,361
                                                                                                    --------------
                    MEDICAL - BIOMEDICAL / GENETICS - 1.53%
101,720                 Genzyme Corp.*                                               (a)                 5,822,453
                                                                                                    --------------
                    MEDICAL - DRUGS - 0.86%
214,364                 Angiotech Pharmaceuticals, Inc.*                             (a)                 3,290,487
                                                                                                    --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
SHARES                                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)

                    MEDICAL - HMO - 2.34%
71,220                  WellPoint, Inc.*                                             (a)            $    8,927,427
                                                                                                    --------------
                    MEDICAL LABS & TESTING SERVICE - 2.17%
78,750                  Quest Diagnostics, Inc.                                      (a)                 8,278,987
                                                                                                    --------------
                    MOTION PICTURES & SERVICES - 3.35%
313,512                 DreamWorks Animation SKG, Class A*                           (a)                12,763,074
                                                                                                    --------------
                    RACETRACKS - 1.06%
74,060                  International Speedway Corp., Class A                        (a)                 4,017,755
                                                                                                    --------------
                    REAL ESTATE MANAGEMENT / SERVICES - 0.37%
110,864                 Housevalues, Inc.*                                                               1,394,669
                                                                                                    --------------
                    RETAIL - MAJOR DEPARTMENT STORE - 1.64%
46,970                  Sears Holdings Corp.*                                                            6,255,014
                                                                                                    --------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 13.18%
207,400                 Analog Devices, Inc.                                                             7,495,436
374,580                 Linear Technology Corp.                                      (a)                14,350,160
740,010                 Marvell Technology Group, Ltd.*                              (a)                28,371,983
                                                                                                    --------------
                                                                                                        50,217,579
                                                                                                    --------------
                    SEMICONDUCTOR EQUIPMENT - 11.86%
490,510                 ASML Holdings N.V. - NY Reg. Shs.*                           (a)                 8,225,853
333,512                 FormFactor, Inc.*                                            (a)                 7,550,711
185,589                 KLA-Tencor Corp.                                             (a)                 8,538,950
115,580                 Novellus Systems, Inc.*                                                          3,089,453
410,634                 Tessera Technologies, Inc.*                                                     17,751,708
                                                                                                    --------------
                                                                                                        45,156,675
                                                                                                    --------------
                    TELECOMMUNICATION EQUIPMENT - 3.41%
257,445                 Andrew Corp.*                                                (a)                 3,014,681
255,520                 Comverse Technology, Inc.*                                   (a)                 6,444,214
1,296,250               Nortel Networks Corp.*                                                           3,538,763
                                                                                                    --------------
                                                                                                        12,997,658
                                                                                                    --------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.99%
339,430                 Corning, Inc.*                                               (a)                 3,777,856
                                                                                                    --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
SHARES                                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)

                    TELEPHONE - INTEGRATED - 1.64%
222,953                 China Netcom Group Corp. (Hong Kong), Ltd. - Sponsored ADR*                 $    6,240,454
                                                                                                    --------------
                    TRANSPORTATION - MARINE - 0.33%
76,665                  Diana Shipping, Inc.*                                                            1,268,039
                                                                                                    --------------
                    WEB HOSTING / DESIGN - 1.35%
153,720                 Macromedia, Inc.*                                                                5,149,620
                                                                                                    --------------
                    WEB PORTALS / ISP - 10.02%
104,136                 Google, Inc., Class A*                                       (a)                18,797,589
232,390                 Netease.com, Inc. - Sponsored ADR*                           (a)                11,203,522
107,480                 Sohu.com, Inc.*                                              (a)                 1,889,499
184,610                 Yahoo!, Inc.*                                                                    6,258,279
                                                                                                    --------------
                                                                                                        38,148,889
                                                                                                    --------------
                    WIRELESS EQUIPMENT - 4.01%
230,280                 Motorola, Inc.                                               (a)                 3,447,292
323,170                 Qualcomm, Inc.                                               (a)                11,837,717
                                                                                                    --------------
                                                                                                        15,285,009
                                                                                                    --------------
                  TOTAL COMMON STOCK (COST $482,972,290)                                            $  479,096,700
                                                                                                    --------------

CONTRACTS

                  PURCHASED OPTIONS - 0.14%
                    CALL OPTIONS - 0.14%

                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.00%
1,996                   Flextronics Internatinal Ltd., 04/16/05, $15.00                                          0
                                                                                                    --------------
                    MEDICAL - HOSPITALS - 0.09%
2,580                   Tenet Healthcare Corporation, 8/20/05, $11.00                                      361,200
                                                                                                    --------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.05%
1,223                   Sigmatel, Inc., 06/18/05, $45.00                                                   189,565
                                                                                                    --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     MARCH 31, 2005
CONTRACTS                                                                                             MARKET VALUE
                    PURCHASED OPTIONS (CONTINUED)

                    TOTAL CALL OPTIONS (COST $787,175)                                              $      550,765
                                                                                                    --------------
                  TOTAL PURCHASED OPTIONS (COST $787,175)                                           $      550,765
                                                                                                    --------------

                  TOTAL INVESTMENTS (COST $483,759,465) - 125.91%                                   $  479,647,465
                                                                                                    --------------

                  OTHER ASSETS, LESS LIABILITIES - (25.91%)                                            (98,713,752)
                                                                                                    --------------

                  NET ASSETS - 100.00%                                                              $  380,933,713
                                                                                                    ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

ADR  American Depository Receipt

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
SHARES                                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (50.62%)

                    APPLICATIONS SOFTWARE - (0.95%)
82,610                  Intuit, Inc.                                                                $   (3,615,840)
                                                                                                    --------------
                    BEVERAGES NON - ALCOHOLIC - (1.25%)
170,400                 Pepsi Bottling Group, Inc.                                                      (4,745,640)
                                                                                                    --------------
                    CABLE TELEVISION - (1.44%)
379,860                 DIRECTV Group, Inc.                                                             (5,477,581)
                                                                                                    --------------
                    CAPACITORS - (0.30%)
147,200                 Kemet Corp.                                                                     (1,140,800)
                                                                                                    --------------
                    COMMERCIAL SERVICES - FINANCE - (0.93%)
69,860                  H&R Block, Inc.                                                                 (3,533,519)
                                                                                                    --------------
                    COMPUTERS - (4.15%)
411,150                 Dell, Inc.                                                                     (15,796,383)
                                                                                                    --------------
                    COMPUTERS - INTEGRATED SYSTEMS - (0.42%)
58,860                  National Instruments Corp.                                                      (1,592,163)
                                                                                                    --------------
                    COMPUTERS - MEMORY DEVICES - (1.01%)
110,780                 Imation Corp.                                                                   (3,849,605)
                                                                                                    --------------
                    COMPUTERS - PERIPHERAL EQUIPMENT - (0.65%)
31,110                  Lexmark International, Inc., Class A                                            (2,487,867)
                                                                                                    --------------
                    DATA PROCESSING / MANAGEMENT - (1.34%)
130,410                 First Data Corp.                                                                (5,126,417)
                                                                                                    --------------
                    DISTRIBUTION / WHOLESALE - (0.21%)
15,550                  Scansource, Inc.                                                                  (805,956)
                                                                                                    --------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.89%)
158,670                 AVX Corp.                                                                       (1,943,707)
435,990                 Flextronics International, Ltd.                                                 (5,249,320)
                                                                                                    --------------
                                                                                                        (7,193,027)
                                                                                                    --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (5.15%)
209,110                 Fairchild Semiconductor International, Inc.                                     (3,205,656)
107,850                 International Rectifier Corp.                                                   (4,907,175)
121,560                 Microchip Technology, Inc.                                                      (3,161,776)
51,850                  Semtech Corp.                                                                     (926,559)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
SHARES                                                                                               MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
445,880                 STMicroelectronics N.V. - NY Shares                                         $   (7,428,361)
                                                                                                    --------------
                                                                                                       (19,629,527)
                                                                                                    --------------
                    ELECTRONIC CONNECTORS - (0.71%)
72,590                  Amphenol Corp., Class A                                                         (2,688,733)
                                                                                                    --------------
                    ELECTRONIC PARTS DISTRIBUTION - (0.82%)
169,690                 Avnet, Inc.                                                                     (3,125,690)
                                                                                                    --------------
                    ELECTRONIC PRODUCTS - MISCELLANEOUS - (1.20%)
173,960                 Molex, Inc.                                                                     (4,585,585)
                                                                                                    --------------
                    ENTERPRISE SOFTWARE / SERVICES - (2.86%)
272,350                 SAP AG - Sponsored ADR                                                         (10,915,788)
                                                                                                    --------------
                    ENTERTAINMENT SOFTWARE - (1.23%)
90,720                  Electronic Arts, Inc.                                                           (4,697,481)
                                                                                                    --------------
                    FOOD - CONFECTIONERY - (0.86%)
49,900                  WM Wrigley Jr. Co.                                                              (3,271,943)
                                                                                                    --------------
                    FOOD - WHOLESALE / DISTRIBUTION - (1.56%)
165,590                 Sysco Corp.                                                                     (5,928,122)
                                                                                                    --------------
                    HOME FURNISHINGS - (0.50%)
60,180                  Ethan Allen Interiors, Inc.                                                     (1,925,760)
                                                                                                    --------------
                    INTERNET SECURITY - (0.47%)
114,240                 RSA Security, Inc.                                                              (1,810,704)
                                                                                                    --------------
                    LEISURE & RECREATIONAL PRODUCTS - (0.97%)
131,040                 WMS Industries, Inc.                                                            (3,690,086)
                                                                                                    --------------
                    MEDICAL - HOSPITALS - (0.72%)
104,770                 Health Management Associates, Inc.                                              (2,742,879)
                                                                                                    --------------
                    MEDICAL INSTRUMENTS - (0.49%)
49,468                  Ventana Medical Systems, Inc.                                                   (1,853,071)
                                                                                                    --------------
                    MOTORCYCLE / MOTOR SCOOTER - (0.63%)
41,480                  Harley - Davidson, Inc.                                                         (2,395,885)
                                                                                                    --------------
                    PUBLISHING - NEWSPAPERS - (2.33%)
114,520                 Dow Jones & Co., Inc.                                                           (4,279,613)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
SHARES                                                                                               MARKET VALUE

                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                    PUBLISHING - NEWSPAPERS (CONTINUED)
125,580                 New York Times Co., Class A                                                    $(4,593,716)
                                                                                                    --------------
                                                                                                        (8,873,329)
                                                                                                    --------------
                    RETAIL - DISCOUNT - (1.02%)
77,770                  Wal - Mart Stores, Inc.                                                         (3,897,055)
                                                                                                    --------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (4.62%)
173,790                 Integrated Circuit Systems, Inc.                                                (3,322,865)
113,390                 Maxim Integrated Products, Inc.                                                 (4,634,250)
211,960                 Micrel, Inc.                                                                    (1,954,271)
227,470                 Power Integrations, Inc.                                                        (4,751,848)
300,060                 Semiconductor Manufacturing International Corp. -
                          Sponsored ADR                                                                 (2,925,585)
                                                                                                    --------------
                                                                                                       (17,588,819)
                                                                                                    --------------
                    SEMICONDUCTOR EQUIPMENT - (1.75%)
410,200                 Applied Materials, Inc.                                                         (6,665,750)
                                                                                                    --------------
                    TELEPHONE - INTEGRATED - (3.88%)
196,150                 BellSouth Corp.                                                                 (5,156,784)
271,970                 SBC Communications, Inc.                                                        (6,442,969)
38,870                  Telephone & Data Systems, Inc.                                                  (3,171,792)
                                                                                                    --------------
                                                                                                       (14,771,545)
                                                                                                    --------------
                    TRANSPORT - SERVICES - (1.67%)
87,300                  United Parcel Service, Inc., Class B                                            (6,350,202)
                                                                                                    --------------
                    TRANSPORTATION - RAIL - (0.91%)
49,900                  Union Pacific Corp.                                                             (3,478,030)
                                                                                                    --------------
                    TRAVEL SERVICES - (0.29%)
50,600                  Sabre Holdings Corp., Class A                                                   (1,107,128)
                                                                                                    --------------
                    WEB PORTALS / ISP - (0.60%)
253,180                 EarthLink, Inc.                                                                 (2,278,620)
                                                                                                    --------------
                    WIRELESS EQUIPMENT - (0.84%)
207,020                 Nokia Corp. - Sponsored ADR                                                     (3,194,319)
                                                                                                    --------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $195,264,853)                  $ (192,830,849)
                                                                                                    ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus Fund, LLC
             ------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer


Date      May 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           and Principal Financial Officer

Date      May 20, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.